Commitments and Contingencies - Additional Information (Details) $ in Thousands, $ / vessels in Millions			3 Months Ended	6 Months Ended
	Apr. 01, 2025 USD ($)	Aug. 20, 2024 vessel m³	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) vessel contract $ / vessels m³	Nov. 21, 2024 vessel	Apr. 30, 2024	Jan. 31, 2022
Lessee, Lease, Description [Line Items]
Number of vessels to build | vessel		2			2
Vessels cargo capacity (in cbm) | m³		48,500
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels				102.9
London
Lessee, Lease, Description [Line Items]
Operating lease term							10 years
Operating lease annual gross rent				$ 1,100
Operating lease Initial rent free period				27 months
Operating lease rent free period repayable based on break option exercised				13 months
Copenhagen
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent				$ 180
Gdynia, Poland
Lessee, Lease, Description [Line Items]
Operating lease term						5 years
Operating lease annual gross rent				$ 95
Houston
Lessee, Lease, Description [Line Items]
Operating lease annual gross rent	$ 135		$ 60
Ethylene Capable Liquefied Gas Carriers
Lessee, Lease, Description [Line Items]
Number of contracts entered into | contract				4
Number of vessels to build | vessel				4
Vessels cargo capacity (in cbm) | m³				48,500
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessels				102.9